Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025
Liabilities:
Outstanding, beginning	$ 24,521,000
Additions	25,429,000
Liabilities assumed in part of subsidiary consolidated for the first time	8,779,000
Exercised	(8,113,000)
Changes in fair value	5,688,000
Outstanding, ending	56,304,000		$ 24,521,000
Level 3 [Member]
Liabilities:
Outstanding, beginning	24,521,000		165,619,000
Additions		24,408,000	23,435,000
Exercised			(32,179,000)
Changes in fair value		141,211,000	(132,354,000)
Outstanding, ending		165,619,000	24,521,000
Private Placement Warrant [Member] | Level 3 [Member]
Liabilities:
Outstanding, beginning	24,521,000
Additions			23,435,000
Liabilities assumed in part of subsidiary consolidated for the first time
Exercised	(4,960,000)
Changes in fair value	(6,870,000)		1,086,000
Outstanding, ending	12,691,000		24,521,000
February 2026 Warrants [Member]
Liabilities:
Outstanding, beginning	24,521,000
Outstanding, ending	43,503,000		24,521,000
February 2026 Warrants [Member] | Level 3 [Member]
Liabilities:
Outstanding, beginning
Additions	25,429,000
Liabilities assumed in part of subsidiary consolidated for the first time
Exercised
Changes in fair value	18,074,000
Outstanding, ending	43,503,000
Derivative Liability [Member]
Liabilities:
Outstanding, ending	110,000
Derivative Liability [Member] | Level 3 [Member]
Liabilities:
Additions
Liabilities assumed in part of subsidiary consolidated for the first time	8,779,000
Exercised	(3,153,000)
Changes in fair value	(5,516,000)
Outstanding, ending	$ 110,000